Financial instruments (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Customer	Dec. 31, 2019 CAD ($) Customer	Dec. 31, 2018 CAD ($) Customer
Disclosure of detailed information about financial instruments [line items]
Other comprehensive loss in Sensible Medical	$ 6,336
Fair value measurement, Discount rate	20.00%
Concentration of credit risk, Percentage Of Accounts Receivable	95.00%	96.00%	95.00%
Number of customers owing greater than 10% of accounts receivable | Customer	3	3	3
Bad debt expenses		$ 0	$ 0
Increase in discount rate for calculating royalty obligation	1.00%
Discount rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase in discount rate for calculating royalty obligation	12.00%
Fair value measurement, Discount rate	1.00%
Increase decrease in the fair value of liabilitites due to changes in discount rate	$ 18	0
Discount rate, measurement input | Non Current Portion Of Acquistion Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in discount rate for calculating royalty obligation	1.00%
Fair value measurement, Discount rate	10.00%
Increase decrease in the fair value of liabilitites due to changes in discount rate	$ 15	28
Other price risk
Disclosure of detailed information about financial instruments [line items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	205	448
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Amount of Change in net income due to 1% appreciation or deterioration of the Canadian dollar against the U.S. dollar	27	130
AGGRASTAT
Disclosure of detailed information about financial instruments [line items]
Amount of Change in royalty obligation liability if the expected revenue from AGGRASTAT sales were to change by 10%	55	257
Amount of Change in royalty obligation liability if If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%	$ 3	$ 15